Financial Risk Management and Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management and Policies [Abstract]
Schedule of maturity profile of the group’s financial liabilities
	On Demand	Upto 1 Year	1 to 5 Years	> 5 Years	Total
	USD	USD	USD	USD	USD
June 30, 2022
Bonds (Including accrued interest)	176,925,643	4,361,794	1,980,670	Nil	183,268,107

Lease liability	Nil	9,872,066	Nil	82,051,676	91,923,742
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	107,940,623	Nil	Nil	107,940,623
Total	176,925,643	122,174,483	1,980,670	82,051,676	383,132,472

December 31, 2021
Bonds (Including accrued interest)	182,781,617	Nil	Nil	Nil	182,781,617
Lease liability	Nil	5,978,847	18,899,037	64,903,296	89,781,180
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	88,342,208	Nil	Nil	88,342,208
Total	182,781,617	94,321,055	18,899,037	64,903,296	360,905,005

	On Demand	Upto 1 Year	1 to 5 Years	>5 Years	Total
	USD	USD	USD	USD	USD
December 31, 2022
Borrowings (Including accrued interest)	171,343,445	396,134	1,782,603	Nil	173,522,182
Lease liability	Nil	5,428,131	17,164,474	68,280,806	90,873,411
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	93,903,217	Nil	Nil	93,903,217
Total	171,343,445	99,727,482	18,947,077	68,280,806	358,298,810

December 31, 2021
Borrowings (Including accrued interest)	182,781,617	Nil	Nil	Nil	182,781,617
Lease liability	Nil	5,978,847	18,899,037	64,903,296	89,781,180
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	88,342,208	Nil	Nil	88,342,208
Total	182,781,617	94,321,055	18,899,037	64,903,296	360,905,005

December 31, 2021	On Demand USD	Upto 1 Year USD	1 to 5 Years USD	> 5 Years USD	Total USD
Bonds (Including accrued interest)	182,781,617	Nil	Nil	Nil	182,781,617
Lease liability	Nil	5,978,847	18,899,037	64,903,296	89,781,180
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	88,342,208	Nil	Nil	86,300,281
Total	182,781,617	94,321,055	18,899,037	64,903,296	360,905,005

December 31, 2020
Term loans (Including accrued interest)	Nil	11,250,000	180,014,715	Nil	191,264,715
Lease liability	Nil	6,586,405	20,812,094	60,113,234	87,511,733
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	86,970,181	Nil	Nil	86,970,181
Total	Nil	86,970,181	Nil	Nil	86,970,181

	On	Upto	1 to 5	> 5
	Demand	1 Year	Years	Years	Total
	USD	USD	USD	USD	USD
December 31, 2020
Bonds (Including accrued interest)	Nil	11,250,000	180,014,715	Nil	191,264,715
Lease liability	Nil	2,591,557	25,823,081	59,097,095	87,511,733
Derivative financial instruments	Nil	Nil	Nil	Nil	Nil
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	86,970,181	Nil	Nil	86,970,181
Total	Nil	100,811,738	205,837,796	59,097,095	365,746,629

December 31, 2019

Term loans (Including accrued interest)	Nil	17,834,569	33,610,603	40,550,347	91,995,519
Lease liability	Nil	2,359,590	9,919,810	213,469,800	225,749,200
Derivative financial instruments	Nil	1,518,249	Nil	Nil	1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	115,633,080	Nil	Nil	115,633,080
Total	Nil	137,345,488	43,530,413	254,020,147	434,896,048

	On	Upto	1 to 5	> 5
	Demand	1 Year	Years	Years	Total
	USD	USD	USD	USD	USD
December 31, 2019
Term loans (Including accrued interest)	Nil	17,834,569	33,610,603	40,550,347	91,995,519
Lease liability	Nil	2,359,590	9,919,810	213,469,800	225,749,200
Derivative financial instruments	Nil	1,518,249	Nil	Nil	1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	115,633,080	Nil	Nil	115,633,080
Total	Nil	137,345,488	43,530,413	254,020,147	434,896,048
December 31, 2018
Bank overdraft/ Term loans	3,745,048	Nil	Nil	Nil	3,745,048
(Including accrued interest)	95,702,779	Nil	Nil	Nil	95,702,779
Lease liability	Nil	2,313,324	9,725,304	216,023,896	228,062,524
Derivative financial instruments	Nil	1,190,073	Nil	Nil	1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	35,946,217	Nil	Nil	35,946,217
Total	99,447,827	39,449,614	9,725,304	216,023,896	364,646,641

Schedule of capital management
Borrowing	179,302,447	182,781,617
Lease liability	91,923,742	89,781,180
Less: cash and cash equivalents	(1,015,899)	(1,452,316)
Net debt	270,210,290	271,110,481
Total capital	81,810,609	78,491,436
Capital and net debt	352,020,899	349,601,917
Gearing ratio	77%	78%

(Figures in USD)	2022	2021
Borrowing	173,522,182	182,781,617
Lease liability	90,873,411	89,781,180
Less: cash and cash equivalents	(940,925)	(1,452,316)
Net debt	263,454,668	271,110,481
Total capital	105,094,692	78,491,436
Capital and net debt	368,549,360	349,601,917

Gearing ratio	71%	71%

Borrowing	182,781,617	187,014,715
Lease liability	89,781,180	87,511,733
Less: cash and cash equivalents	(1,452,316)	(20,989,970)
Net debt	271,110,481	253,536,478
Total capital	78,491,436	52,545,053
Capital and net debt	349,601,917	306,081,531
Gearing ratio	78%	83%

Borrowings	187,014,715	88,700,137
Lease liability	87,511,733	30,779,138
Less: Cash and cash	(20,989,970)	(19,830,771)
equivalents	253,536,478	99,648,504
Net debt	52,545,053	50,258,618
Total capital	306,081,531	149,907,122
Capital and net debt	83%	66%
Gearing ratio

Term loans
Lease liability	88,700,137	94,792,088
Less: cash and cash	30,779,138	30,221,426
equivalents	(19,830,771)	3,707,697
Net debt	99,648,504	128,721,211
Total capital	50,258,618	31,246,573
Capital and net debt	149,907,122	159,967,784
Gearing ratio	66%	80%